UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2006

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	April 26, 2006

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$105,733,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
Arch Capital       COM             G045A105         18062     312821          SOLE           0             312821
ACUSPHERE          COM             00511R870         1023     152866          SOLE           0             152866
ALLIANCE DATA SYS  COM             018581108         9353     199988          SOLE           0             199988
BIOENVISION        COM             09059N100          953     133681          SOLE           0             133681
BLACKBAUD          COM             09227Q100         9377     442500          SOLE           0             442500
Cotherix           COM             22163T103         1932     211379          SOLE           0             211379
DYNAVAX TECH       COM             268158102         6066    1006035          SOLE           0            1006035
EPICOR SOFTWARE    COM             29426L108          461      34324          SOLE           0              34324
Finisar            COM             31787A101         2517     511681          SOLE           0             511681
Foundation Coal    COM             35039W100        16627     404162          SOLE           0             404162
ILLINOIS TOOL WKS  COM             452308109        5158       53554          SOLE           0              53554
INPHONIC INC       COM             45772G105         136       19484          SOLE           0              19484
NEXTEL PARTNERS    COM             65333F107       18414      650196          SOLE           0             650196
PHARMION           COM             71715B409         842       46719          SOLE           0              46719
PHASE FORWARD      COM             71721R406         540       48500          SOLE           0              48500
RIGEL PHARMA       COM             766559603        5589      486448          SOLE           0             486448
SOLEXA INC         COM             83420X105        1304      130689          SOLE           0             130689
TALEO CORP         COM             87424N104         348       26677          SOLE           0              26677
TERCICA INC        COM             88078L105        1157      172708          SOLE           0             172708
THRESHOLD PHARMA   COM             885807107         198       13235          SOLE           0              13235
UNICA CORP         COM             904583101          28       2413           SOLE           0               2413
VALUECLICK INC     COM             92046N102        1995     117900           SOLE           0             117900
VISTAPRINT LTD     COM             G93762204        3653     122383           SOLE           0             122383